Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years
Leasehold improvement	5 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2025 and December 31, 2024.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of June 30, 2025	$97	-	-	97
As of December 31, 2024	$52	$-	$-	$52

Schedule of Changes for Warrant Liabilities Measured at Fair Value	The changes for warrant liabilities measured at fair value are as follows:
	Private Warrants	Representative Warrants
Fair value as of December 31, 2024	11	41
Change in fair value	9	36
Fair value as of June 30, 2025	20	77

Schedule of Reversal of Expected Credit Losses

For the six months ended June 30, 2025, reversal of expected credit losses made by the Group were shown as follows:

	For the six months ended June 30,
	2025	2024
Allowance for expected credit losses for accounts receivable, current	$19	$-
Reversal of expected credit losses for amounts due from related parties	(1,068)	-
Total	$(1,049)	$-

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of June 30,	As of December 31
Balance sheet items, except for equity accounts	2025	2024
US$ against RMB	7.1636	7.2993
US$ against AED	3.6726	3.6726
	For the six months ended June 30,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2025	2024
US$ against RMB	7.2526	7.2150
US$ against AED	3.6728	3.6725

Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
The United States	$116	$151
The United Arab Emirates	1,847	6,125
Mainland China	2,059	2,637
Total	$4,022	$8,913